Consolidated Balance Sheets ¥ in Thousands, $ in Thousands	Jun. 30, 2026 USD ($)	Jun. 30, 2026 CNY (¥)	Jun. 30, 2025 CNY (¥)
Current assets:
Cash and cash equivalents	$ 63,531	¥ 431,061	¥ 472,943
Restricted cash	154	1,043	20,757
Short-term investments	26,267	178,223	139,990
Accounts receivable, net	2,485	16,860	29,505
Inventories, net	19,859	134,744	16,229
Prepayments and other current assets	18,277	124,018	73,434
Current assets held for sale			558,316
Total current assets	134,439	912,180	1,312,751
Non-current assets:
Property and equipment, net	3,296	22,366	9,935
Intangible assets, net	9,023	61,225	65,938
Long-term investments	3,001	20,362	28,254
Operating lease right-of-use assets	5,223	35,438	12,504
Goodwill	9,364	63,539	187,598
Other non-current assets	3,202	21,723	1,475
Non-current assets held for sale			43,064
Total non-current assets	33,109	224,653	348,768
TOTAL ASSETS	167,548	1,136,833	1,661,519
Current liabilities:
Short-term borrowings			11,100
Accounts payable	7,916	53,709	14,321
Accrued expenses and other current liabilities	7,287	49,445	66,168
Income tax payable	800	5,430	9,440
Contract liabilities	1,048	7,111	1,665
Operating lease liabilities, current	2,731	18,532	9,482
Current liabilities held for sale			498,516
Total current liabilities	22,381	151,864	614,013
Non-current liabilities:
Operating lease liabilities, non-current	2,395	16,248	4,617
Deferred tax liabilities	17,484	118,630	72,014
Non-current liabilities held for sale			37,912
Total non-current liabilities	19,879	134,878	114,543
TOTAL LIABILITIES	42,260	286,742	728,556
Commitments and contingencies
MEZZANINE EQUITY
Non-controlling interests	32,626	221,372	40,999
SHAREHOLDERS’ EQUITY
Treasury stock	(17,836)	(121,020)	(49,054)
Additional paid-in capital	132,743	900,672	1,066,860
Accumulated other comprehensive income	1,761	11,950	16,507
Accumulated deficit	(24,023)	(162,998)	(225,431)
TOTAL HERE GROUP LIMITED SHAREHOLDERS’ EQUITY	92,662	628,719	808,997
Non-controlling interests			82,967
TOTAL SHAREHOLDERS’ EQUITY	92,662	628,719	891,964
TOTAL LIABILITIES, MEZZANINE EQUITY, AND SHAREHOLDERS’ EQUITY	167,548	1,136,833	1,661,519
Class A Ordinary Shares
SHAREHOLDERS’ EQUITY
Ordinary shares, value	12	81	81
Class B Ordinary Shares
SHAREHOLDERS’ EQUITY
Ordinary shares, value	5	34	34
Related Party
Current assets:
Amounts due from related parties	3,866	26,231	1,577
Current liabilities:
Amounts due to related parties	$ 2,599	¥ 17,637	¥ 3,321